Fair Value of Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities

6. Fair Value

The following table summarizes, by level within the fair value hierarchy, the carrying amounts and estimated fair values of our assets and liabilities measured at fair value on a recurring or nonrecurring basis or disclosed, but not carried, at fair value in the Consolidated Balance Sheets as of the dates presented. There were no transfers into, out of, or between levels within the fair value hierarchy during any of the periods presented. Refer to Note 5, Note 10 and Note 11 for additional information on these liabilities.

	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$32,712,610	$—	$—	32,712,610

Total assets	$32,712,610	$—	$—	$32,712,610

Liabilities:
Contingent consideration	$—	$—	$31,630,549	31,630,549
Borrowings	—	246,457,360	—	246,457,360
Tax receivable agreement	$—	$—	$67,718,189	67,718,189
Interest rate swap	—	9,299,315	—	9,299,315

Total liabilities	$—	$255,756,675	$99,348,738	$355,105,413

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$24,617,996	$—	$—	24,617,996
Interest rate swap	—	555,449	—	555,449

Total assets	$24,617,996	$555,449	$—	$25,173,445

Liabilities:
Contingent consideration	$—	$—	$14,250,000	14,250,000
Borrowings	—	213,908,388	—	213,908,388
Tax receivable agreement	—	—	67,176,226	67,176,226

Total liabilities	$—	$213,908,388	$81,426,226	$295,334,614

Cash and cash equivalents

Cash and cash equivalents are classified within Level 1 of the fair value hierarchy, under ASC 820, Fair Value Measurements (“ASC 820”), as the primary component of the price is obtained from quoted market prices in an active market. The carrying amounts of the Company’s cash and cash equivalents approximate their fair values due to the short maturities and highly liquid nature of these accounts.

Contingent Consideration

Contingent consideration relates to potential payments that the Company may be required to make associated with acquisitions. To the extent that the valuation of these liabilities are based on inputs that are less observable or not observable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for measures categorized in Level 3. The change in fair value is re-measured at each reporting period with the change in fair value being recognized in accordance with ASC 805, Business Combinations (“ASC 805”).

The following table provides a rollforward of the contingent consideration related to previous business acquisitions. Refer to Note 5 for more details.

	Three Months Ended March 31,
	2020	2019
	(Successor)	(Predecessor)
Balance at beginning of period	$14,250,000	$1,816,988
Purchases	10,800,000	—
Payments	—	(1,816,988)
Accretion expense	—	—
Valuation adjustment	6,580,549	—

Balance at end of period	$31,630,549	—

Term loan

The carrying value of our term loan is net of unamortized debt discount and debt issuance costs. The fair value of our term loan was determined using a discounted cash flow model based on observable market factors, such as changes in credit spreads for comparable benchmark companies and credit factors specific to us. The fair value of our term loan is classified within Level 2 of the fair value hierarchy, as the inputs to the discounted cash flow model are generally observable and do not contain a high level of subjectivity.

Tax Receivable Agreement

Upon the completion of the Business Combination, we entered into that certain Tax Receivable Agreement (the “Tax Receivable Agreement” or “TRA”) with holders of Post-Merger Repay Units. As a result of the TRA, we established a liability in our consolidated financial statements. The TRA is recorded at fair value based on estimates of discounted future cash flows associated with the estimated payments to the Post-Merger Repay Unit holders. These inputs are not observable in the market; thus, the TRA is classified within Level 3 of the fair value hierarchy, under ASC 820. The change in fair value is re-measured at each reporting period with the change in fair value being recognized in accordance with ASC 805.

The following table provides a rollforward of the contingent consideration related to previous business acquisitions. See Note 15 for further discussion on the TRA.

	Three Months Ended March 31,
	2020	2019
	(Successor)	(Predecessor)
Balance at beginning of period	$67,176,226	$—
Purchases	—	—
Payments	—	—
Accretion expense	541,963	—
Valuation adjustment	—	—

Balance at end of period	$67,718,189	—

Interest rate swap

In October 2019, the Company entered into a $140.0 million notional, fifty-seven month interest rate swap agreement, and in February 2020, the Company entered into a $30.0 million notional, sixty month interest rate swap agreement. These interest rate swap agreements are to hedge changes in its cash flows attributable to interest rate risk on a combined $170.0 million of our variable-rate term loan to a fixed-rate basis, thus reducing the impact of interest rate changes on future interest expense.

These swaps involve the receipt of variable-rate amounts in exchange for fixed interest rate payments over the lives of the agreements without an exchange of the underlying notional amounts and were designated for accounting purposes as cash flow hedges. The interest rate swaps are carried at fair value on a recurring basis in the Consolidated Balance Sheets and are classified within Level 2 of the fair value hierarchy, as the inputs to the derivative pricing model are generally observable and do not contain a high level of subjectivity. The fair value was determined based on the present value of the estimated future net cash flows using implied rates in the applicable yield curve as of the valuation date.

6. Fair Value of Assets and Liabilities

The following table summarizes, by level within the fair value hierarchy, the carrying amounts and estimated fair values of our assets and liabilities measured at fair value on a recurring or nonrecurring basis or disclosed, but not carried, at fair value in the Condensed Consolidated Balance Sheets as of the dates presented. There were no transfers into, out of, or between levels within the fair value hierarchy during any of the periods presented. Refer to Note 5, Note 9 and Note 10 for additional information on these assets and liabilities.

	December 31, 2019 (Successor)
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$24,617,996	$—	$—	24,617,996
Interest rate swap	—	555,449	—	555,449

Total assets	$24,617,996	$555,449	$—	$25,173,445

Liabilities:
Contingent consideration	$—	$—	$14,250,000	14,250,000
Term loan	—	213,442,705	—	213,442,705

Total liabilities	$—	$213,442,705	$14,250,000	$227,692,705

	December 31, 2018 (Predecessor)
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$13,285,357	$—	$—	13,285,357

Total assets	$13,285,357	$—	$—	$13,285,357

Liabilities:
Contingent consideration	$—	$—	$1,816,988	1,816,988
Term loan	—	94,215,204	—	94,215,204

Total liabilities	$—	$94,215,204	$1,816,988	$96,032,192

Cash and cash equivalents

Cash and cash equivalents are classified within Level 1 of the fair value hierarchy, as the primary component of the price is obtained from quoted market prices in an active market. The carrying amounts of the Company’s cash and cash equivalents approximate their fair values due to the short maturities and highly liquid nature of these accounts.

Interest rate swap

In October 2019, the Company entered into a $140.0 million notional, fifty-seven month interest rate swap agreement to hedge changes in its cash flows attributable to interest rate risk on $140.0 million of our variable-rate term loan to a fixed-rate basis, thus reducing the impact of interest rate changes on future interest expense. This swap involves the receipt of variable-rate amounts in exchange for fixed interest rate payments over the life of the agreement without an exchange of the underlying notional amount and was designated for accounting purposes as a cash flow hedge. The interest rate swap is carried at fair value on a recurring basis in the Consolidated Balance Sheets and is classified within Level 2 of the fair value hierarchy, as the inputs to the derivative pricing model are generally observable and do not contain a high level of subjectivity. The fair value was determined based on the present value of the estimated future net cash flows using implied rates in the applicable yield curve as of the valuation date.

Contingent Consideration

Contingent consideration relates to potential payments that the Company may be required to make associated with acquisitions. To the extent that the valuation of these liabilities are based on inputs that are less observable or not observable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for measures categorized in Level 3.

Term loan

The carrying value of our term loan is net of unamortized debt discount and debt issuance costs. The fair value of our term loan was determined using a discounted cash flow model based on observable market factors, such as changes in credit spreads for comparable benchmark companies and credit factors specific to us. The fair value of our term loan is classified within Level 2 of the fair value hierarchy, as the inputs to the discounted cash flow model are generally observable and do not contain a high level of subjectivity.